Average Annual Total Returns		12 Months Ended	48 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	8.42%	7.23%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.77%)	5.11%	4.82%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	5.98%	5.25%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	8.68%	7.50%
Institutional Class | Russell 3000 Total Return Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Institutional Class | Russell 2000 Value Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.05%	7.29%	7.14%

[1]	The primary benchmark was changed from the Russell 2000® Value Total Return Index to the Russell 3000® Total Return Index because the latter is a broader-based market index. The Russell 2000® Value Total Return Index is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.